SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted cash	$ 185	$ 422
Customer And Supplier Guarantees [Member]
Restricted cash	175	298
Landlord Guarantees [Member]
Restricted cash	$ 10	$ 124